Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	March 31,
	2025	2024
Accounts receivable, gross	$1,288,000	$638,181
Less: allowance for expected credit loss	(100,535)	(4,306)
Total	$1,187,465	$633,875

The aging analysis of accounts receivable, gross based on the due date is as follow:

	March 31,
	2025	2024
Not yet past due	$6,410	$612,027
Within 30 days past due	1,028,984	-
31 to 60 days past due	-	26,154
Over 90 days	252,606	-
Total	$1,288,000	$638,181

The movement of allowances for expected credit loss is as follow:

	March 31,
	2025	2024
Balance at beginning of the year	$(4,306)	$(8,002)
(Provision) Reversal	(96,229)	3,696
Ending balance	$(100,535)	$(4,306)